Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment
Property and Equipment

3. Property and Equipment

Property and equipment consist of construction in progress totaling $8,200,595 and $2,988,210 at December 31, 2022 and December 31, 2021, respectively.

The Company is currently building out the plant and office space in South Africa. All costs incurred are considered construction in progress because the work is not complete as of December 31, 2022 and 2021. There was no depreciation expense for the year ended December 31, 2022 and the period from September 13, 2021 (inception) through December 31, 2021.